LEASES AS LESSEE (Details 1) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024
Leases [Abstract]
Finance lease right-of-use assets		$ 38,160
Finance lease payment liabilities-current
Total finance lease liabilities
Weighted discount rate for the operating lease	3.87%		3.87%
Weighted average remaining lease term	0 months		7 months